Document and Entity Information	Apr. 14, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001823575
Document Type	8-K
Document Period End Date	Apr. 14, 2023
Entity Registrant Name	ZEROFOX HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39722
Entity Tax Identification Number	98-1557361
Entity Address, Address Line One	1834 S. Charles Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21230
City Area Code	855
Local Phone Number	936-9369
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ZFOX
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	ZFOXW
Security Exchange Name	NASDAQ